Earnings (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
8.	Earnings (Loss) Per Share

Basic earnings (loss) per share (“EPS”) is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted EPS reflects, in periods in which they have a dilutive effect, the effect of common shares issuable upon the exercise of stock options and warrants, using the treasury stock method. Diluted EPS excludes all potentially dilutive shares of common stock if their effect is anti-dilutive.

The following table is a reconciliation of the numerator and denominator of the basic and diluted earnings (loss) per share computations for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
Numerator:
Net loss attributable to Xcel Brands, Inc. stockholders (in thousands)	$(7,899)	$(9,213)	$(14,684)	$(15,312)

Denominator:
Basic weighted average number of shares outstanding	3,918,993	2,352,135	2,904,399	2,246,569
Add: Effect of warrants	—	—	—	—
Add: Effect of stock options	—	—	—	—
Diluted weighted average number of shares outstanding	3,918,993	2,352,135	2,904,399	2,246,569

Basic earnings (loss) per share	$(2.02)	$(3.92)	$(5.06)	$(6.82)
Diluted earnings (loss) per share	$(2.02)	$(3.92)	$(5.06)	$(6.82)

As a result of the net loss for all periods presented, the Company calculated diluted EPS using basic weighted average shares outstanding for all such periods, as utilizing diluted shares would be anti-dilutive to loss per share.

The computation of diluted EPS excludes the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
Stock options	523,994	477,576	523,994	477,576
Warrants	1,476,455	129,899	1,476,455	129,899
Total	2,000,449	607,475	2,000,449	607,475

8.Earnings (Loss) Per Share

The following table is a reconciliation of the numerator and denominator of the basic and diluted net loss per share computations for the years ended December 31, 2024 and 2023:

	Year Ended
	December 31,
	2024	2023
Numerator:
Net loss attributable to Xcel Brands, Inc. stockholders (in thousands)	$(22,395)	$(21,052)

Denominator:
Basic weighted average number of shares outstanding	2,275,332	1,971,072
Add: Effect of warrants	—	—
Add: Effect of stock options	—	—
Diluted weighted average number of shares outstanding	2,275,332	1,971,072

Basic net income (loss) per share	$(9.84)	$(10.68)
Diluted net income (loss) per share	$(9.84)	$(10.68)

As a result of the net loss presented for the Current Year and Prior Year, the Company calculated diluted loss per share using basic weighted-average shares outstanding for both years, as utilizing diluted shares would be anti-dilutive to loss per share.

The computation of basic and diluted loss per share excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Year Ended
	December 31,
	2024	2023
Stock options	472,392	514,854
Warrants	263,957	111,606
Total	736,349	626,460